Revisions of Previously Issued Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of financial statements
	Three Months Ended September 30, 2019
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	$1,397,361	$(17,660)	$1,379,701
Gross profit	1,795,529	17,660	1,813,189
Product development	1,130,880	(519,978)	610,902
Selling, general and administrative	3,583,815	17,899	3,601,714
Net loss	(2,846,071)	519,739	(2,326,332)
Net loss per share	(0.26)	—	(0.21)

	Three Months Ended December 31, 2019
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	$1,638,840	$(23,601)	$1,615,239
Gross profit	1,667,363	23,601	1,690,964
Product development	1,261,509	(638,008)	623,501
Selling, general and administrative	4,796,404	86,768	4,883,172
Net loss	(4,338,536)	574,841	(3,763,695)
Net loss per share	(0.40)	—	(0.34)

	Six Months Ended December 31, 2019
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	$3,036,201	$(41,261)	$2,994,940
Gross profit	3,462,892	41,261	3,504,153
Product development	2,392,389	(1,157,986)	1,234,403
Selling, general and administrative	8,380,219	104,667	8,484,886
Net loss	(7,184,607)	1,094,580	(6,090,027)
Net loss per share	(0.66)	—	(0.56)

	Three Months Ended March 31, 2020
	As reported	Adjustment	As revised
Condensed Consolidated Statement of Operations
Cost of revenue	$1,420,909	$(24,690)	$1,396,219
Gross profit	1,649,637	24,690	1,674,327
Product development	1,632,353	(757,566)	874,787
Selling, general and administrative	5,500,837	177,405	5,678,242
Net loss	(5,348,980)	604,851	(4,744,129)
Net loss per share	(0.43)	—	(0.38)

	Nine Months Ended March 31, 2020
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	$4,457,110	$(65,951)	$4,391,159
Gross profit	5,112,529	65,951	5,178,480
Product development	4,024,742	(1,915,552)	2,109,190
Selling, general and administrative	13,881,056	282,072	14,163,128
Net loss	(12,533,587)	1,699,431	(10,834,156)
Net loss per share	(1.11)	—	(0.96)

	Three Months Ended September 30, 2019
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	$1,397,361	$(17,660)	$1,379,701
Gross profit	1,795,529	17,660	1,813,189
Product development	1,130,880	(519,978)	610,902
Selling, general and administrative	3,583,815	17,899	3,601,714
Net loss	(2,846,071)	519,739	(2,326,332)
Net loss per share	(0.26)		(0.21)

	Three Months Ended December 31, 2019
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	1,638,840	(23,601)	1,615,239
Gross profit	1,667,363	23,601	1,690,964
Product development	1,261,509	(638,008)	623,501
Selling, general and administrative	4,796,404	86,768	4,883,172
Net loss	(4,338,536)	574,841	(3,763,695)
Net loss per share	(0.40)		(0.34)

	Six Months Ended December 31, 2019
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	3,036,201	(41,261)	2,994,940
Gross profit	3,462,892	41,261	3,504,153
Product development	2,392,389	(1,157,986)	1,234,403
Selling, general and administrative	8,380,219	104,667	8,484,886
Net loss	(7,184,607)	1,094,580	(6,090,027)
Net loss per share	(0.66)		(0.56)

	Three Months Ended March 31, 2020
	As reported	Adjustment	As revised
Condensed Consolidated Statement of Operations
Cost of revenue	1,420,909	(24,690)	1,396,219
Gross profit	1,649,637	24,690	1,674,327
Product development	1,632,353	(757,566)	874,787
Selling, general and administrative	5,500,837	177,405	5,678,242
Net loss	(5,348,980)	604,851	(4,744,129)
Net loss per share	(0.43)		(0.38)

	Nine Months Ended March 31, 2020
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	4,457,110	(65,951)	4,391,159
Gross profit	5,112,529	65,951	5,178,480
Product development	4,024,742	(1,915,552)	2,109,190
Selling, general and administrative	13,881,056	282,072	14,163,128
Net loss	(12,533,587)	1,699,431	(10,834,156)
Net loss per share	(1.11)		(0.96)